Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
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Details of Assets Held For Sale and Related Liabilities
Details of assets held for sale as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020				2021
	The controlling company(*3)		Subsidiaries	Total	The controlling company(*1,2,3,4)	Subsidiaries(*7)	Total
Asset
Cash and cash equivalents(*5)	￦	—	934	934	—	554	554
Account receivables and other receivables		—	273	273	—	956	956
Investment stock in joint ventures(*6)		—	—	—	—	13,044	13,044
Tangible assets		32,244	40	32,284	29,236	30,995	60,231
Intangible assets		—	—	—	553	2,977	3,530
Others		—	719	719	—	155	155

	￦	32,244	1,966	34,210	29,789	48,681	78,470

Liability
Others	￦	—	25	25	185	4	189

(*1)
During the year ended December 31, 2021, the Company sold the land in the Yanghak Neighborhood Park development reserve area that was classified as asset held for sale and the Company recognized
￦
43,760 million of gain on disposal.

(*2)
During the year ended December 31, 2021, the Company decided to trade and exchange the emission rights and reclassified the emission rights to assets held for sale. After that, the Company recognized
￦
1,316 million loss on disposal of assets held for sale.

(*3)
During the year ended December 31, 2019, the Company decided to dispose individual assets for which use was discontinued, such as CEM plants, and classified the assets as held for sale. During the year ended December 31, 2020 the Company recognized
￦
5,030 million of impairment loss for the difference between the fair value less cost to sell and the carrying amount of the assets. During the year ended December 31, 2021, the Company disposed of the assets held for sale for
￦
25,767 million.

(*4)	During the year ended December 31, 2021, the Company decided to dispose Synthetic Natural Gas (SNG) facility for which use was discontinued, and classified as asset held for sale.
(*5)	Cash and cash equivalents in the statement of cash flows include cash and cash equivalents that are classified as assets held for sale as of December 31, 2020 and 2021.

(*6)
During the year ended December 31, 2021, the Company decided to dispose of interests of POSCO(Guangdong) Automotive Steel Co, Ltd. which is classified investment in joint ventures as asset held for sale for
￦
13,044 million.

(*7)	The Company decided to dispose tangible/intangible assets of HUME COAL PTY LTD, a subsidiary, and classified as assets held for sale for ￦ 33,972 million.